Balance Sheets (unaudited) (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	45,885,052	5,194,518	4,195,649
Common stock, shares outstanding	45,534,682	4,293,039	4,195,649
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Series A-1 Convertible Preferred Stock
Convertible preferred stock, shares authorized		63,023,258	63,023,258
Convertible preferred stock, shares, issued		63,023,258	44,418,606
Convertible preferred stock, shares, outstanding		63,023,258	44,418,606
Series A-2 Convertible Preferred Stock
Convertible preferred stock, shares authorized		22,209,301	22,209,301
Convertible preferred stock, shares, issued		22,209,301
Convertible preferred stock, shares, outstanding		22,209,301
Series B Convertible Preferred Stock
Convertible preferred stock, shares authorized		33,592,907	33,592,907
Convertible preferred stock, shares, issued		33,592,907
Convertible preferred stock, shares, outstanding		33,592,907